General And Administrative Expenses(Table)	12 Months Ended
Dec. 31, 2018
General And Administrative Expense Abstract [Abstract]
Schedule Of Details Of General And Administrative Expense Table Text Block [Text Block]

Details of general and administrative expenses for the years ended December 31, 2016, 2017 and 2018, are as follows:

	2016		2017		2018
	(In millions of Korean won)
Employee Benefits
Salaries and short-term employee benefits—salaries	￦	1,874,396	￦	2,465,132	￦	2,512,945
Salaries and short-term employee benefits—others		734,119		822,536		870,356
Post-employment benefits—defined benefit plans		196,119		231,704		217,085
Post-employment benefits—defined contribution plans		9,361		15,046		21,056
Termination benefits		903,435		160,798		242,010
Share-based payments		38,190		73,370		10,930

Sub-total		3,755,620		3,768,586		3,874,382

Depreciation and amortization		288,620		370,378		408,771

Other general and administrative expenses
Rental expense		280,888		320,920		361,344
Tax and dues		134,892		195,965		214,683
Communication		37,114		44,516		46,661
Electricity and utilities		29,921		31,158		28,823
Publication		17,300		17,383		16,018
Repairs and maintenance		15,722		20,524		22,432
Vehicle		9,624		11,587		12,495
Travel		8,059		17,407		19,393
Training		23,426		26,664		30,310
Service fees		129,032		179,311		210,081
Electronic data processing expenses		160,863		172,007		189,007
Advertising		142,186		199,676		217,244
Others		195,444		252,582		266,868

Sub-total		1,184,471		1,489,700		1,635,359

Total	￦	5,228,711	￦	5,628,664	￦	5,918,512

Schedule Of Details Of Stock Grants Linked To Long-term And Short-term Performance [Text Blcok]

Details of stock grants linked to long-term performance as of December 31, 2018, are as follows:

	Grant date	Number of granted shares[1]	Vesting conditions[2]
	(In number of shares)
KB Financial Group Inc.
Series 17	Jan. 01, 2017	16,579	Services fulfillment, Achievement of targets on the basis of market performance (30~50%)3, Achievement of targets on the basis of non-market performance (50~70%)[4]
Series 18	July. 17, 2017	7,444	Services fulfillment, Achievement of targets on the basis of market performance (30~50%)[3], Achievement of targets on the basis of non-market performance (50~70%)[4]
Series 19	Nov. 21, 2017	46,890	Services fulfillment, Achievement of targets on the basis of market performance (35%)[3], Achievement of targets on the basis of non-market performance (65%)[5]
Series 20	Jan. 01, 2018	35,330	Services fulfillment, Achievement of targets on the basis of market performance (30~50%)[3], Achievement of targets on the basis of non-market performance (50~70%)[4]
Deferred grant	2012	5,415	Satisfied in 2012
Deferred grant	2013	588	Satisfied in 2013
Deferred grant	2015	15,154	Satisfied in 2015
Deferred grant	2016	14,538	Satisfied in 2016
Deferred grant	2017	73,473	Satisfied in 2017

Sub-total		215,411

Kookmin Bank
Series 69	Jan. 01, 2017	173,030	Services fulfillment, Achievement of targets on the basis of market performance (30~50%), Achievement of targets on the basis of non-market performance (50~70%)
Series 71	Aug. 26, 2017	4,372	Services fulfillment, Achievement of targets on the basis of market performance (30~50%), Achievement of targets on the basis of non-market performance (50~70%)
Series 72	Aug. 28, 2017	5,601	Services fulfillment, Achievement of targets on the basis of market performance (30~50%), Achievement of targets on the basis of non-market performance (50~70%)
Series 73	Nov. 21, 2017	27,786	Services fulfillment, Achievement of targets on the basis of market performance (30~50%), Achievement of targets on the basis of non-market performance (50~70%)
Series 74	Jan. 01, 2018	190,536	Services fulfillment, Achievement of targets on the basis of market performance (30~50%), Achievement of targets on the basis of non-market performance (50~70%)
Deferred grant	2015	33,050	Satisfied
Deferred grant	2016	110,967	Satisfied
Deferred grant	2017	139,697	Satisfied

Sub-total		685,039

Other subsidiaries
Stock granted in 2010	—	206	Services fulfillment, Achievement of targets on the basis of market performance (10~50%), Achievement of targets on the basis of non-market performance (50~90%)
Stock granted in 2011	—	382
Stock granted in 2012	—	1,540
Stock granted in 2013	—	2,093
Stock granted in 2014	—	1,885
Stock granted in 2015	—	11,533
Stock granted in 2016	—	122,494
Stock granted in 2017	—	297,384
Stock granted in 2018	—	147,034

Sub-total		584,551

Total		1,485,001

[1]

Granted shares represent the total number of shares initially granted to directors and employees that have residual shares at the end of reporting period (Deferred grants are residual shares at the end of the reporting period).

[2]

Executives and employees were given the option of deferring payment of the granted shares (after the date of retirement), payment ratio, and payment period. Accordingly, a certain percentage of the granted amount is deferred for up to five years after the date of retirement when the deferred grant has been confirmed.

[3]

Relative TSR (Total Shareholders Return) : ((fair value at contract end date—fair value at contract commencement date) + (total dividend paid for the period)) / fair value at contract commencement date

[4]	Accomplishment of subsidiaries’ performance and accomplishment of performance results
[5]	EPS, Asset Quality, HCROI, Accomplishment of Non-Banking performance

Details of stock grants linked to short-term performance as of December 31, 2018, are as follows:

	Grant date	Estimated number of vested shares[1]	Vesting conditions
	(In number of shares)
KB Financial Group Inc.
Stock granted in 2010	Jan. 01, 2010	322	Satisfied
Stock granted in 2011	Jan. 01, 2011	1,728	Satisfied
Stock granted in 2012	Jan. 01, 2012	2,642	Satisfied
Stock granted in 2013	Jan. 01, 2013	474	Satisfied
Stock granted in 2015	Jan. 01, 2015	13,516	Satisfied
Stock granted in 2016	Jan. 01, 2016	16,526	Satisfied
Stock granted in 2017	Jan. 01, 2017	16,855	Satisfied
Stock granted in 2018	Jan. 01, 2018	23,216	Proportional to service period
Kookmin Bank
Stock granted in 2015	Jan. 01, 2015	58,366	Satisfied
Stock granted in 2016	Jan. 01, 2016	83,794	Satisfied
Stock granted in 2017	Jan. 01, 2017	80,331	Satisfied
Stock granted in 2018	Jan. 01, 2018	109,871	Proportional to service period
Other subsidiaries
Stock granted in 2015	—	67,912	Satisfied
Stock granted in 2016	—	149,326	Satisfied
Stock granted in 2017	—	335,401	Satisfied
Stock granted in 2018	—	286,707	Proportional to service period

[1]

Executives and employees were given the option of deferred payment of the granted shares (after the date of retirement), payment ratio, and payment period. Accordingly, a certain percentage of the granted amount is deferred for up to five years after the date of retirement after the deferred grant has been confirmed.

Schedule Of Share Grants Measured At Fair Value [Text Block]

Share grants are measured at fair value using the Monte Carlo Simulation Model and assumptions used in determining the fair value as of December 31, 2018, are as follows:

	Risk free rate (%)	Fair value (Market performance condition)	Fair value (Non-market performance condition)
Linked to long term performance
(KB Financial Group Inc.)
Series 17	1.75	40,224~47,153	40,224~47,153
Series 18	1.75	41,473~45,236	41,473~45,236
Series 19	1.75	36,941~40,362	40,368~44,107
Series 20	1.75	39,641~44,580	40,224~45,236
Deferred grant in 2012	1.75	—	34,180~40,662
Deferred grant in 2013	1.75	—	31,245~38,404
Deferred grant in 2015	1.75	—	39,077~47,153
Deferred grant in 2016	1.75	—	40,224~47,153
Deferred grant in 2017	1.75	—	41,473~47,153
(Kookmin Bank)
Series 69	1.75	40,224~47,153	40,224~47,153
Series 71	1.75	41,473~45,236	41,473~45,236
Series 72	1.75	41,473~45,236	41,473~45,236
Series 73	1.75	41,614~45,382	41,614~45,382
Series 74	1.75	38,510~44,580	39,077~45,236
Grant deferred in 2015	1.75	—	42,682~47,153
Grant deferred in 2016	1.75	—	40,224~47,153
Grant deferred in 2017	1.75	—	41,473~47,153

(Other subsidiaries)
Share granted in 2010	1.75	—	43,965~47,153
Share granted in 2011	1.75	—	43,965~47,153
Share granted in 2012	1.75	—	43,965~47,153
Share granted in 2013	1.75	—	43,965~47,153
Share granted in 2014	1.75	—	43,965~47,153
Share granted in 2015	1.75	—	39,077~47,153
Share granted in 2016	1.75	42,682~47,153	40,224~47,153
Share granted in 2017	1.75	39,077~47,153	39,077~47,153
Share granted in 2018	1.75	36,769~44,580	37,840~46,317

Linked to short-term performance
(KB Financial Group Inc.)
Share granted in 2010	1.75	—	40,662
Share granted in 2011	1.75	—	38,111~40,662
Share granted in 2012	1.75	—	34,180~40,662
Share granted in 2013	1.75	—	31,245~37,881
Share granted in 2015	1.75	—	39,077~47,153
Share granted in 2016	1.75	—	37,840~47,153
Share granted in 2017	1.75	—	40,224~47,153
Share granted in 2018	1.75	—	40,224~47,153

(Kookmin Bank)
Share granted in 2015	1.75	—	40,224~47,153
Share granted in 2016	1.75	—	39,077~47,153
Share granted in 2017	1.75	—	39,077~47,153
Share granted in 2018	1.75	—	39,077~45,236

(Other subsidiaries)
Share granted in 2015	1.75	—	39,077~47,153
Share granted in 2016	1.75	—	37,840~47,153
Share granted in 2017	1.75	—	37,840~47,153
Share granted in 2018	1.75	—	37,840~64,683

The Group used the volatility of the stock price over the previous year as the expected volatility, and used the dividend yield as the arithmetic mean of the dividend rate of one year before, two years before, and three years before the base year, in order to calculate fair value.

As of December 31, 2017 and 2018, the accrued expenses related to share-based payments including share grants amounted to ￦ 133,496 million and ￦ 111,058 million, respectively, and the compensation costs from share grants amounting to ￦ 73,370 million and ￦ 10,930 million were incurred during the years ended 2017 and 2018, respectively.

Schedule Of Details Of Mileage Stock Table Text Block [Text Block]

Details of Mileage stock as of December 31, 2018, are as follows:

	Grant date	Number of granted shares[1]	Expected exercise period (years)[1]	Remaining shares[2]
	(In number of shares)
Stock granted in 2016	Jan. 23, 2016	33,829	0.00~0.06	12,334
	Apr. 29, 2016	60	0.00~0.33	21
	Jul. 07, 2016	280	0.00~0.52	62
	Jul. 18, 2016	767	0.00~0.55	—
	Aug. 03, 2016	107	0.00~0.59	38
	Aug. 17, 2016	51	0.00~0.63	23
	Aug. 30, 2016	256	0.00~0.66	168
	Sept. 06, 2016	206	0.00~0.68	103
	Oct. 07, 2016	105	0.00~0.77	69
	Nov. 01, 2016	118	0.00~0.84	24
	Dec. 07, 2016	211	0.00~0.93	96
	Dec. 08, 2016	43	0.00~0.94	32
	Dec. 15, 2016	12	0.00~0.96	12
	Dec. 20, 2016	309	0.00~0.97	169
	Dec. 28, 2016	76	0.00~0.99	40
	Dec. 30, 2016	210	0.00~1.00	79
Stock granted in 2017	Jan. 09, 2017	28,925	0.00~1.02	13,198
	Feb. 03, 2017	43	0.00~1.09	28
	Apr. 03, 2017	82	0.00~1.25	61
	May. 22, 2017	20	0.00~1.39	20
	Jul. 03, 2017	52	0.00~1.50	52
	Aug. 07, 2017	29	0.00~1.60	19
	Aug. 08, 2017	5	0.00~1.60	2
	Aug. 16, 2017	204	0.00~1.62	166
	Aug. 17, 2017	40	0.00~1.63	32
	Aug. 24, 2017	387	0.00~1.65	323
	Sep. 08, 2017	82	0.00~1.69	73
	Oct. 20, 2017	9	0.00~1.80	—
	Nov. 01, 2017	120	0.00~1.84	103
	Nov. 06, 2017	106	0.00~1.85	106
	Dec. 06, 2017	105	0.00~1.93	91
	Dec. 26, 2017	254	0.00~1.99	215
	Dec. 29, 2017	114	0.00~1.99	98
Stock granted in 2018	Jan. 10, 2018	19,197	0.00~2.03	18,663
	Feb. 12, 2018	9	0.00~2.12	9
	Apr. 02, 2018	115	0.00~2.25	115
	Apr. 30, 2018	86	0.00~2.33	86
	May. 08, 2018	170	0.00~2.35	166
	Jun. 01, 2018	140	0.00~2.42	140
	Jul. 02, 2018	180	0.00~2.50	180
	Aug. 07, 2018	194	0.00~2.60	194
	Aug. 09, 2018	47	0.00~2.61	47
	Aug. 14, 2018	30	0.00~2.62	30
	Aug. 16, 2018	130	0.00~2.62	130
	Sep. 07, 2018	106	0.00~2.68	106
	Oct. 04, 2018	129	0.00~2.76	129
	Nov. 01, 2018	258	0.00~2.84	258
	Nov. 06, 2018	236	0.00~2.85	236
	Dec. 04, 2018	21	0.00~2.93	21
	Dec. 07, 2018	91	0.00~2.93	91
	Dec. 03, 2018	132	0.00~2.92	132
	Dec. 12, 2018	64	0.00~2.95	64
	Dec. 18, 2018	271	0.00~2.96	271
	Dec. 19, 2018	42	0.00~2.97	42
	Dec. 31, 2018	127	0.00~3.00	127

	Total	88,992	Total	49,094

[1]

Mileage stock may be exercised after one year from the grant date for two years. When the mileage stock is exercised, the closing price of prior month is applied. However, in case of transfer or retirement during the vesting period, mileage stock may still be exercised at the closing price of prior month.

[2]	The remaining shares are assessed based on the stock price as of December 31, 2018. These shares may be vested immediately at grant date.

As of December 31, 2017 and 2018, the accrued expenses for share-based payments in regards to mileage stock amounted to ￦2,973 million and ￦2,283 million, respectively, and the compensation costs amounting to ￦2,378 million and ￦1,350 million were incurred during the year ended December 31, 2017 and 2018, respectively.